11 Related-Party Balances and Transactions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Revenues	R$ 17,797,541	R$ 17,983,654	R$ 16,085,094
Sanitation services [member]
Disclosure of transactions between related parties [line items]
Revenues	501,756	556,574	501,146
Payments received from related parties [member]
Disclosure of transactions between related parties [line items]
Revenues	(520,881)	(546,365)	(509,672)
Receipt of reimbursement referring to Law 4,819/58 [member]
Disclosure of transactions between related parties [line items]
Receipt of GESP reimbursement	R$ (173,874)	R$ (152,112)	R$ (173,516)